Deferred Charges, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Changes in deferred charges, net
Balance at the beginning of the period	$ 88,821	$ 99,711
Additions	470	9,494
Written off amounts	(429)
Amortization	(20,913)	(20,384)
Balance at the end of the period	67,949	88,821
Drydocking and Special Survey Costs
Changes in deferred charges, net
Balance at the beginning of the period	9,669	6,431
Additions	283	9,308
Written off amounts	(429)
Amortization	(5,482)	(6,070)
Balance at the end of the period	4,041	9,669
Period of amortization for deferred costs	2 years 6 months
Finance and other Costs
Changes in deferred charges, net
Balance at the beginning of the period	79,152	93,280
Additions	187	186
Amortization	(15,431)	(14,314)
Balance at the end of the period	$ 63,908	$ 79,152